Convertible Promissory Notes and Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Convertible Promissory Notes and Fair Value Measurements [Abstract]
CONVERTIBLE PROMISSORY NOTES AND FAIR VALUE MEASUREMENTS
9 – CONVERTIBLE PROMISSORY NOTES AND FAIR VALUE MEASUREMENTS

In December 2011, the Company received a deposit of $170,000.  This deposit was an advance on three convertible promissory notes totaling approximately $314,000 signed on February 2, 2012, automatically convertible into future securities sold at 100% of the sale price and non-interest bearing.  These loans qualify as stock settled debt under ASC 480 with a fixed monetary amount of $314,000.  These loans were to mature in August 2012 but were converted into common stock in February 2012.  (See Note 12)

In May 2012, the Company received $300,000 related to five convertible notes. The term of each note was 12 months. Interest was computed at 6% based on a 360 day year and is payable on the maturity date, and the conversion rate was $0.10 per share. Interest was due and payable only if the notes were repaid in cash. These notes were converted to common stock at their contractual conversion rate of $0.10 per share on July 15, 2012. (See Note 12) At the note origination date, the Company recorded a debt discount for the beneficial conversion feature value related to the above referenced convertible note in the amount of $300,000, which is based on the intrinsic value between the fair market value of the Company’s stock and the conversion price. The discount is being amortized to interest expense over the term of the note. In accordance with ASC 470-20-40, upon conversion, the remaining unamortized portion of the beneficial conversion feature value was expensed.

On October 7, 2013, the Company entered into a one-year original issue discount (OID) convertible promissory note with warrants in the amount of $280,000 with Tonaquint, Inc., a Utah corporation (“Tonaquint”). The purchase price for this note and the warrants was $250,000. The Company had the option to repay this note at any time on or before the date that is sixty (60) days from October 7, 2013. The Company recorded a debt discount for the OID of $25,000 and expensed $5,000. The debt was treated as stock settled debt where a put premium of $120,000 was to be recorded over the six-month period to the first conversion date. Tonaquint had the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the company based upon a formula that is seventy (70%) percent of the average of the two (2) lowest intra-day trade prices in the fifteen (15) trading days immediately preceding the conversion (the “Conversion Formula”). Tonaquint was granted the right to purchase at any time on or after October 7, 2013 until the date which is the last calendar day of the month in which the fifth anniversary of the “issue date” occurs, 350,000 fully paid and non-assessable shares of the Company’s common stock, par value $.001 per share, as such number may be the adjusted from time to time pursuant to the full ratchet price protection terms and conditions of the warrant. The initial “exercise price” is $0.40 per share of common stock. On November 12, 2013, the note was paid in full with financing received in connection with the sale and issuance of Series A Preferred Stock and warrants pursuant to the Securities Purchase Agreement, dated November 12, 2013, between the Company and the investors named therein. (See Note 12) As mentioned above, the Company issued 350,000 free standing and detachable warrants related to the note. The Company accounted for these warrants issued in accordance with the  GAAP accounting guidance under ASC 815 applicable to derivative instruments, which requires every derivative instrument within its scope to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings. Based on this guidance, the Company determined that the Company's warrants do not meet the criteria for classification as equity due to the price protection provisions. Accordingly, the Company classified the warrants as current liabilities. The warrants are subject to re-measurement at each balance sheet date, with any change in fair value recognized as a component of other income (expense), net in the statements of operations. We will estimate the fair value of these warrants at the respective balance sheet dates, based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates and expected dividends on and expected volatility of the price of the underlying common stock. (See below for December 31, 2013 valuations). As a result of the November 12, 2013 financing and the full ratchet protection, the exercise price of the warrants was reduced to $0.20 per share and 350,000 additional warrants were issued to Tonaquint.

On October 17, 2013, the Company entered into a one-year OID convertible promissory note in the amount of $142,500 with Tonaquint. The purchase price for this note and the warrant was $125,000. The Company had the option to repay this note at any time on or before the date that is sixty (60) days from October 17, 2013. The Company recorded a debt discount for the OID of $12,500 and expensed $5,000. The debt was treated as stock settled debt where a put premium of $61,071 was to be recorded over the six-month period to the first conversion date. Tonaquint had the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the Company based upon the Conversion Formula. Tonaquint was granted the right to purchase at any time on or after October 17, 2013 until the date which is the last calendar day of the month in which the fifth anniversary of the “issue date” occurs, 175,000 fully paid and non-assessable shares of the Company’s common stock, as such number may be the adjusted from time to time pursuant to the full ratchet price protection terms and conditions of the warrant. The initial “exercise price” is $0.40 per share of common stock. On November 12, 2013, the note was paid in full with financing received in connection with the sale and issuance of Series A Preferred Stock and warrants pursuant to the Securities Purchase Agreement, dated November 12, 2013, between the Company and the investors named therein. (See Note 12) As mentioned above, the Company issued 175,000 free standing and detachable warrants related to the  note. The Company accounted for these warrants issued in accordance with the US GAAP accounting guidance under ASC 815 applicable to derivative instruments, which requires every derivative instrument within its scope to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings. Based on this guidance, the Company determined that the Company's warrants do not meet the criteria for classification as equity due to the price protection provisions. Accordingly, the Company classified the warrants as current liabilities. The warrants are subject to re-measurement at each balance sheet date, with any change in fair value recognized as a component of other income (expense), net in the statements of operations. We will estimate the fair value of these warrants at the respective balance sheet dates, based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates and expected dividends on and expected volatility of the price of the underlying common stock. (See below for December 31, 2013 valuations) As a result of the November 12, 2013 financing and the full ratchet anti-dilution provision, the exercise price of the warrants was reduced to $0.20 per share and 175,000 additional warrants were issued to Tonaquint.

At the time the above two notes were paid off, the Company had accreted $33,364 of the put premium and according recognized a gain on extinguishment of $33,364 relating to this put premium. Further, as only $3,459 of the discount was amortized, the Company recorded a loss on early debt extinguishment of $34,041.

Fair Value Measurements – Derivative liability:

The accounting guidance for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements.  Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  The accounting guidance established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available.  This hierarchy prioritizes the inputs into three broad levels as follows.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.  Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.  An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at December 31, 2013:

	Carrying Value at December 31,	Fair Value Measurements at December 31, 2013
	2013	(Level 1)	(Level 2)	(Level 3)

Warrant derivative liability (29,940,000 warrants - See Note 12)	$5,406,000	$-	$-	$5,406,000

The following is a summary of activity of Level 3 liabilities for the period ended December 31, 2013:

Balance at December 31, 2012	$-
Reclassification of warrant liability	5,771,255
Change in fair value	(365,255)
Balance December 31, 2013	$5,406,000

Changes in fair value of the warrant derivative liability is included in other income (expense) in the accompanying consolidated statements of operations.

The Company estimates the fair value of the warrant liability utilizing the Binomial Lattice model, which is dependent upon several variables such as the expected term (based on contractual term), expected volatility of our stock price over the expected term (based on historical volatility), expected risk-free interest rate over the expected term, and the expected dividend yield rate over the expected term. The Company also used the Black-Scholes pricing model as a comparison to the Binomial Lattice method and the results were similar.  The Company believes this valuation methodology is appropriate for estimating the fair value of the warrant derivative liability.  The following table summarizes the assumptions the Company utilized to estimate the fair value of the embedded conversion option at December 31, 2013:

Assumptions	December 31, 2013
Expected term	1.0
Expected Volatility	116%
Risk free rate	1.2%
Dividend Yield	0.00%

There were no changes in the valuation techniques during 2013.